Share-based Payments - Schedule of Movements in Non-vested Shares Under Informal Share Option Arrangements (Details) - Informal Share Option Arrangements	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested share options, Beginning balance	3,875,000	3,930,000
Number of non-vested share options, Granted	1,465,000	300,000
Number of non-vested share options, vested	(4,743,750)	(285,000)
Number of non-vested share options, cancelled and forfeited	(200,000)	(70,000)
Number of non-vested share options, Adjustment at business combination	(185,645)
Number of non-vested share options, Vested after business combination	(15,967)
Number of non-vested share options, Cancelled and forfeited after the Business Combination	(23,951)
Number of non-vested share options, Ending balance	170,687	3,875,000
Weighted average fair value at grant date, Beginning balance | $ / shares	$ 0.22	$ 0.27
Weighted average fair value at grant date, Granted | $ / shares	0.59	0.17
Weighted average fair value at grant date, Vested | $ / shares	0.33	0.16
Weighted average fair value at grant date, Cancelled and Forfeited | $ / shares	0.48	0.16
Weighted average fair value at grant date, Vested after business combination | $ / shares	0.9
Weighted average fair value at grant date, Cancelled and forfeited after the business combination | $ / shares	0.88
Weighted average fair value at grant date, Ending balance | $ / shares	$ 0.64	$ 0.22